UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☑	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2012 to September 30, 2012

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported)
November 14, 2012

J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.  1
(Exact name of securitizer as specified in its charter)

025-00709	0001013611
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Bianca A. Russo, Managing Director and Secretary, (212) 648-0946
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☑ 2

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1
J.P. Morgan Chase Commercial Mortgage Securities Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities outstanding during the reporting period in the commercial mortgage-backed securities asset class that were securitized by it or its predecessors, including J.P. Morgan Commercial Mortgage Finance Corp. (CIK # 0001013611), Chase Commercial Mortgage Securities Corp. (CIK # 0000911023), and Bear Stearns Commercial Mortgage Securities Inc. (CIK # 0000908987).

2
This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense.  We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.  In addition, the information in this Form ABS-15G does not include any previously-reported repurchase request or demand for which there has been no change in reporting status during this reporting period from the status previously reported.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP. (Securitizer)

	By:	/s/ Brian Baker
Name: Brian Baker
Title: President and Chief Executive Officer

Date: November 14, 2012